Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable, gross	$9,150,455	$5,898,773
Less: allowance for current expected credit loss	(96,358)	(89,399)
Accounts receivable, net	$9,054,097	$5,809,374

Movement of allowance for current expected credit losses:

	June 30, 2025	December 31, 2024
Beginning balance	$89,399	$52,773
Provision for credit losses	5,200	38,617
Exchange rate effect	1,759	(1,991)
Ending balance	$96,358	$89,399

The allowance for credit losses was approximately $96,358 and $89,399 as of June 30, 2025 and December 31, 2024, respectively.

The following CECL rates were used to determine the allowance for current expected credit losses for the six months ended June 30, 2025.

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	1.000%
Adjustment	0.250%	0.500%	0.750%	1.000%	1.500%	2.250%	3.000%	3.000%
CECL rate	0.250%	0.500%	0.750%	1.000%	1.500%	2.250%	3.000%	4.000%

As of June 30, 2025, accounts receivable of approximately $2.48 million (RMB 17.78 million) were pledged as collateral to secure working capital loans of $1.4 million from China Minsheng Bank (see Note 10).

On May 29, 2025, the Company entered into two recourse factoring agreements with XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. (also known as XuGong Group Commercial Factoring), under which it received advances against trade receivables in the aggregate principal amount of $837,568 (RMB 6,000,000) (see Note 10).

The following CECL rates were used to determine the allowance for current expected credit losses for the year ended December 31, 2024.

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%
CECL rate	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%

As of December 31, 2024, accounts receivable totaling $2.44 million (RMB 17.78 million) were pledged as collateral to secure a short-term loan of $1.4 million from China Minsheng Bank (see Note 10)